Annual Operating Expenses {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-Retail PRO-09 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Retail Class
Nov. 28, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.47%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.63%